QUARTERLY REPORT
Syntax Stratified LargeCap ETF
March 31, 2020

Syntax Stratified LargeCap ETF
Schedule of Investments
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—98.6%
3M Co.	170	$23,207
Abbott Laboratories	949	74,886
AbbVie, Inc.	401	30,552
ABIOMED, Inc.(a)	55	7,984
Accenture PLC, Class A	211	34,448
Activision Blizzard, Inc.	1,386	82,439
Adobe, Inc.(a)	520	165,485
Advance Auto Parts, Inc.	223	20,810
Advanced Micro Devices, Inc.(a)	657	29,880
AES Corp.	4,333	58,929
Aflac, Inc.	759	25,988
Agilent Technologies, Inc.	483	34,592
Air Products & Chemicals, Inc.	48	9,581
Akamai Technologies, Inc.(a)	732	66,971
Alaska Air Group, Inc.	541	15,402
Albemarle Corp.	176	9,921
Alexandria Real Estate Equities, Inc., REIT	90	12,335
Alexion Pharmaceuticals, Inc.(a)	308	27,655
Align Technology, Inc.(a)	156	27,136
Allegion PLC	509	46,838
Allergan PLC	181	32,055
Alliance Data Systems Corp.	361	12,148
Alliant Energy Corp.	398	19,219
Allstate Corp.	546	50,085
Alphabet, Inc., Class A(a)	17	19,753
Alphabet, Inc., Class C(a)	17	19,768
Altria Group, Inc.	1,833	70,882
Amazon.com, Inc.(a)	11	21,447
Amcor PLC(a)	1,977	16,053
Ameren Corp.	284	20,684
American Airlines Group, Inc.	1,365	16,639
American Electric Power Co., Inc.	384	30,712
American Express Co.	129	11,044
American International Group, Inc.	604	14,647
American Tower Corp. REIT	79	17,202
American Water Works Co., Inc.	521	62,291
Ameriprise Financial, Inc.	211	21,623
AmerisourceBergen Corp.	730	64,605
AMETEK, Inc.	207	14,908
Amgen, Inc.	143	28,990
Amphenol Corp., Class A	421	30,682
Analog Devices, Inc.	702	62,934
ANSYS, Inc.(a)	645	149,943
Anthem, Inc.	236	53,581
AO Smith Corp.	655	24,766
Aon PLC/UK	85	14,028
Apache Corp.	947	3,958
Apartment Investment & Management Co. REIT, Class A	591	20,774
Apple, Inc.	288	73,235
Applied Materials, Inc.	914	41,879
Security Description	Shares	Value
Aptiv PLC	983	$48,403
Archer-Daniels-Midland Co.	2,699	94,951
Arista Networks, Inc.(a)	312	63,196
Arthur J Gallagher & Co.	178	14,509
Assurant, Inc.	248	25,814
AT&T, Inc.	1,595	46,494
Atmos Energy Corp.	581	57,653
Autodesk, Inc.(a)	913	142,519
Automatic Data Processing, Inc.	238	32,530
AutoZone, Inc.(a)	29	24,534
AvalonBay Communities, Inc., REIT	140	20,604
Avery Dennison Corp.	471	47,981
Baker Hughes Co.	3,912	41,076
Ball Corp.	325	21,014
Bank of America Corp.	893	18,958
Bank of New York Mellon Corp.	619	20,848
Baxter International, Inc.	959	77,861
Becton Dickinson and Co.	77	17,692
Berkshire Hathaway, Inc., Class B(a)	538	98,363
Best Buy Co., Inc.	730	41,610
Biogen, Inc.(a)	126	39,864
BlackRock, Inc.	62	27,278
Boeing Co.	130	19,388
Booking Holdings, Inc.(a)	10	13,453
BorgWarner, Inc.	2,102	51,226
Boston Properties, Inc., REIT	133	12,267
Boston Scientific Corp.(a)	679	22,156
Bristol-Myers Squibb Co.	551	30,713
Broadcom, Inc.	177	41,967
Broadridge Financial Solutions, Inc.	242	22,949
Brown-Forman Corp., Class B	954	52,957
Cabot Oil & Gas Corp.	2,890	49,679
Cadence Design Systems, Inc.(a)	1,193	78,786
Campbell Soup Co.	1,101	50,822
Capital One Financial Corp.	383	19,311
Capri Holdings Ltd.(a)	1,263	13,628
Cardinal Health, Inc.	1,154	55,323
CarMax, Inc.(a)	372	20,025
Carnival Corp.	585	7,704
Caterpillar, Inc.	277	32,143
Cboe Global Markets, Inc.	154	13,744
CBRE Group, Inc., Class A(a)	276	10,408
CDW Corp.	215	20,053
Celanese Corp.	494	36,255
Centene Corp.(a)	1,132	67,252
CenterPoint Energy, Inc.	3,169	48,961
CenturyLink, Inc.	6,038	57,119
Cerner Corp.	565	35,589
CF Industries Holdings, Inc.	340	9,248
CH Robinson Worldwide, Inc.	188	12,446
Charles Schwab Corp.	826	27,770
Charter Communications, Inc., Class A(a)	176	76,791

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Chevron Corp.	1,543	$111,806
Chipotle Mexican Grill, Inc.(a)	149	97,506
Chubb Ltd.	396	44,229
Church & Dwight Co., Inc.	1,513	97,104
Cigna Corp.(a)	351	62,190
Cincinnati Financial Corp.	571	43,082
Cintas Corp.	184	31,872
Cisco Systems, Inc.	1,345	52,872
Citigroup, Inc.	408	17,185
Citizens Financial Group, Inc.	340	6,395
Citrix Systems, Inc.	357	50,533
Clorox Co.	682	118,156
CME Group, Inc.	87	15,043
CMS Energy Corp.	327	19,211
Coca-Cola Co.	1,700	75,225
Cognizant Technology Solutions Corp., Class A	798	37,083
Colgate-Palmolive Co.	1,528	101,398
Comcast Corp., Class A	1,883	64,738
Comerica, Inc.	760	22,298
Conagra Brands, Inc.	1,851	54,308
Concho Resources, Inc.	250	10,712
ConocoPhillips	333	10,256
Consolidated Edison, Inc.	937	73,086
Constellation Brands, Inc., Class A	331	47,452
Cooper Companies, Inc.	124	34,183
Copart, Inc.(a)	211	14,458
Corning, Inc.	1,589	32,638
Corteva, Inc.(a)	596	14,006
Costco Wholesale Corp.	638	181,913
Coty, Inc., Class A	9,505	49,046
Crown Castle International Corp. REIT	109	15,740
CSX Corp.	214	12,262
Cummins, Inc.	110	14,885
CVS Health Corp.	2,208	131,001
Danaher Corp.	204	28,236
Darden Restaurants, Inc.	1,065	58,000
DaVita, Inc.(a)	370	28,142
Deere & Co.	223	30,810
Delta Air Lines, Inc.	657	18,744
DENTSPLY SIRONA, Inc.	368	14,289
Devon Energy Corp.	1,973	13,633
Diamondback Energy, Inc.	234	6,131
Digital Realty Trust, Inc., REIT	525	72,928
Discover Financial Services	470	16,765
Discovery, Inc., Class A(a)	758	14,736
Discovery, Inc., Class C(a)	815	14,295
DISH Network Corp., Class A(a)	1,799	35,962
Dollar General Corp.	264	39,867
Dollar Tree, Inc.(a)	437	32,106
Dominion Energy, Inc.	430	31,042
Dover Corp.	278	23,335
Security Description	Shares	Value
Dow, Inc.(a)	394	$11,521
DR Horton, Inc.	1,123	38,182
DTE Energy Co.	276	26,212
Duke Energy Corp.	226	18,279
Duke Realty Corp. REIT	486	15,737
DuPont de Nemours, Inc.	306	10,435
DXC Technology Co.	1,313	17,135
E*TRADE Financial Corp.	898	30,819
Eastman Chemical Co.	164	7,639
Eaton Corp. PLC	491	38,146
eBay, Inc.	498	14,970
Ecolab, Inc.	105	16,362
Edison International	1,110	60,817
Edwards Lifesciences Corp.(a)	131	24,709
Electronic Arts, Inc.(a)	792	79,335
Eli Lilly & Co.	296	41,061
Emerson Electric Co.	138	6,576
Entergy Corp.	286	26,875
EOG Resources, Inc.	280	10,058
Equifax, Inc.	187	22,337
Equinix, Inc., REIT	108	67,454
Equity Residential, REIT	379	23,388
Essex Property Trust, Inc., REIT	114	25,107
Estee Lauder Companies, Inc., Class A	527	83,972
Everest Re Group Ltd.	109	20,974
Evergy, Inc.	332	18,277
Eversource Energy	260	20,335
Exelon Corp.	1,854	68,246
Expedia Group, Inc.	162	9,116
Expeditors International of Washington, Inc.	191	12,744
Extra Space Storage, Inc., REIT	295	28,249
Exxon Mobil Corp.	2,643	100,355
F5 Networks, Inc.(a)	446	47,557
Facebook, Inc., Class A(a)	214	35,695
Fastenal Co.	818	25,562
Federal Realty Investment Trust, REIT	121	9,028
FedEx Corp.	179	21,706
Fidelity National Information Services, Inc.	143	17,395
Fifth Third Bancorp	479	7,113
First Republic Bank	478	39,330
FirstEnergy Corp.	413	16,549
Fiserv, Inc.(a)	183	17,383
FleetCor Technologies, Inc.(a)	49	9,140
FLIR Systems, Inc.	1,726	55,042
Flowserve Corp.	620	14,812
FMC Corp.	160	13,070
Ford Motor Co.	6,655	32,144
Fortinet, Inc.(a)	398	40,266
Fortive Corp.	142	7,837
Fortune Brands Home & Security, Inc.	469	20,284
Fox Corp., Class A	673	15,903
Fox Corp., Class B(a)	688	15,741

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Franklin Resources, Inc.	1,384	$23,099
Freeport-McMoRan, Inc.	6,387	43,112
Gap, Inc.	1,871	13,172
Garmin Ltd.	849	63,641
Gartner, Inc.(a)	324	32,261
General Dynamics Corp.	230	30,431
General Electric Co.	2,737	21,732
General Mills, Inc.	1,015	53,562
General Motors Co.	1,719	35,721
Genuine Parts Co.	303	20,401
Gilead Sciences, Inc.	542	40,520
Global Payments, Inc.	86	12,404
Globe Life, Inc.	399	28,716
Goldman Sachs Group, Inc.	284	43,904
H&R Block, Inc.	1,336	18,811
Halliburton Co.	1,956	13,399
Hanesbrands, Inc.	4,295	33,802
Harley-Davidson, Inc.	1,638	31,007
Hartford Financial Services Group, Inc.	489	17,232
Hasbro, Inc.	452	32,341
HCA Healthcare, Inc.	387	34,772
Healthpeak Properties, Inc., REIT	838	19,986
Helmerich & Payne, Inc.	1,087	17,012
Henry Schein, Inc.(a)	907	45,822
Hershey Co.	298	39,485
Hess Corp.	338	11,255
Hewlett Packard Enterprise Co.	3,867	37,549
Hilton Worldwide Holdings, Inc.	267	18,220
HollyFrontier Corp.	1,830	44,853
Hologic, Inc.(a)	1,153	40,470
Home Depot, Inc.	291	54,333
Honeywell International, Inc.	178	23,815
Hormel Foods Corp.	2,716	126,674
Host Hotels & Resorts, Inc., REIT	1,555	17,167
Howmet Aerospace, Inc.	652	10,471
HP, Inc.	6,046	104,959
Humana, Inc.	179	56,210
Huntington Bancshares, Inc.	919	7,545
Huntington Ingalls Industries, Inc.	136	24,781
IDEX Corp.	174	24,031
IDEXX Laboratories, Inc.(a)	237	57,411
IHS Markit Ltd.	548	32,880
Illinois Tool Works, Inc.	177	25,155
Illumina, Inc.(a)	115	31,409
Incyte Corp.(a)	389	28,486
Ingersoll Rand, Inc.(a)	909	22,543
Intel Corp.	469	25,382
Intercontinental Exchange, Inc.	190	15,342
International Business Machines Corp.	375	41,599
International Flavors & Fragrances, Inc.	87	8,881
International Paper Co.	450	14,008
Interpublic Group of Companies, Inc.	1,800	29,142
Security Description	Shares	Value
Intuit, Inc.	167	$38,410
Intuitive Surgical, Inc.(a)	25	12,380
Invesco Ltd.	2,022	18,360
IPG Photonics Corp.(a)	63	6,948
IQVIA Holdings, Inc.(a)	280	30,201
Iron Mountain, Inc., REIT	530	12,614
Jack Henry & Associates, Inc.	153	23,752
Jacobs Engineering Group, Inc.	1,023	81,093
JB Hunt Transport Services, Inc.	140	12,912
JM Smucker Co.	528	58,608
Johnson & Johnson	566	74,220
Johnson Controls International PLC	762	20,544
JPMorgan Chase & Co.	219	19,717
Juniper Networks, Inc.	2,552	48,845
Kansas City Southern	112	14,244
Kellogg Co.	685	41,093
KeyCorp	705	7,311
Keysight Technologies, Inc.(a)	95	7,950
Kimberly-Clark Corp.	770	98,460
Kimco Realty Corp. REIT	822	7,949
Kinder Morgan, Inc.	4,081	56,807
KLA Corp.	312	44,847
Kohl's Corp.	1,009	14,721
Kraft Heinz Co.	1,674	41,415
Kroger Co.	6,553	197,376
L Brands, Inc.	1,748	20,207
L3Harris Technologies, Inc.	468	84,296
Laboratory Corp. of America Holdings(a)	153	19,338
Lam Research Corp.	199	47,760
Lamb Weston Holdings, Inc.	627	35,802
Las Vegas Sands Corp.	391	16,606
Leggett & Platt, Inc.	604	16,115
Leidos Holdings, Inc.	542	49,674
Lennar Corp., Class A	1,041	39,766
Lincoln National Corp.	691	18,187
Linde PLC	62	10,726
Live Nation Entertainment, Inc.(a)	285	12,956
LKQ Corp.(a)	1,014	20,797
Lockheed Martin Corp.	85	28,811
Loews Corp.	2,428	84,567
Lowe's Companies, Inc.	528	45,434
LyondellBasell Industries N.V., Class A	211	10,472
M&T Bank Corp.	87	8,998
Macy's, Inc.	3,254	15,977
Marathon Oil Corp.	1,634	5,376
Marathon Petroleum Corp.	1,567	37,013
MarketAxess Holdings, Inc.	53	17,626
Marriott International, Inc., Class A	182	13,615
Marsh & McLennan Companies, Inc.	142	12,277
Martin Marietta Materials, Inc.	143	27,060
Masco Corp.	637	22,021
Mastercard, Inc., Class A	53	12,803

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Maxim Integrated Products, Inc.	1,362	$66,207
McCormick & Co., Inc.	302	42,645
McDonald's Corp.	943	155,925
McKesson Corp.	438	59,244
Medtronic PLC	99	8,928
Merck & Co., Inc.	386	29,699
MetLife, Inc.	809	24,731
Mettler-Toledo International, Inc.(a)	13	8,977
MGM Resorts International	834	9,841
Microchip Technology, Inc.	270	18,306
Micron Technology, Inc.(a)	536	22,544
Microsoft Corp.	1,062	167,488
Mid-America Apartment Communities, Inc., REIT	247	25,448
Mohawk Industries, Inc.(a)	215	16,392
Molson Coors Beverage Co., Class B	1,202	46,890
Mondelez International, Inc., Class A	855	42,818
Monster Beverage Corp.(a)	1,487	83,659
Moody's Corp.	90	19,035
Morgan Stanley	1,207	41,038
Mosaic Co.	839	9,078
Motorola Solutions, Inc.	508	67,523
MSCI, Inc.	94	27,162
Mylan N.V.(a)	6,480	96,617
Nasdaq, Inc.	165	15,667
National Oilwell Varco, Inc.	3,878	38,121
NetApp, Inc.	976	40,689
Netflix, Inc.(a)	61	22,905
Newell Brands, Inc.	2,361	31,354
Newmont Corp.	1,974	89,383
News Corp., Class A	1,824	16,370
News Corp., Class B	1,802	16,200
NextEra Energy, Inc.	142	34,168
Nielsen Holdings PLC	2,089	26,196
NIKE, Inc., Class B	488	40,377
NiSource, Inc.	2,300	57,431
Noble Energy, Inc.	2,070	12,503
Nordstrom, Inc.	1,267	19,436
Norfolk Southern Corp.	89	12,994
Northern Trust Corp.	329	24,826
Northrop Grumman Corp.	80	24,204
NortonLifeLock, Inc.	1,607	30,067
Norwegian Cruise Line Holdings Ltd.(a)	485	5,316
NRG Energy, Inc.	2,068	56,374
Nucor Corp.	1,434	51,653
NVIDIA Corp.	135	35,586
NVR, Inc.(a)	16	41,106
Occidental Petroleum Corp.	532	6,161
Old Dominion Freight Line, Inc.	138	18,114
Omnicom Group, Inc.	508	27,889
ONEOK, Inc.	1,120	24,427
Oracle Corp.	740	35,764
Security Description	Shares	Value
O'Reilly Automotive, Inc.(a)	96	$28,901
PACCAR, Inc.	508	31,054
Packaging Corp. of America	176	15,282
Parker-Hannifin Corp.	106	13,751
Paychex, Inc.	490	30,831
Paycom Software, Inc.(a)	137	27,675
PayPal Holdings, Inc.(a)	190	18,191
Pentair PLC	679	20,207
People's United Financial, Inc.	4,943	54,620
PepsiCo, Inc.	323	38,792
PerkinElmer, Inc.	430	32,370
Perrigo Co. PLC	2,281	109,693
Pfizer, Inc.	924	30,159
Philip Morris International, Inc.	1,069	77,994
Phillips 66	815	43,725
Pinnacle West Capital Corp.	224	16,977
Pioneer Natural Resources Co.	137	9,611
PNC Financial Services Group, Inc.	72	6,892
PPG Industries, Inc.	157	13,125
PPL Corp.	584	14,413
Principal Financial Group, Inc.	650	20,371
Procter & Gamble Co.	846	93,060
Progressive Corp.	848	62,616
Prologis, Inc., REIT	177	14,225
Prudential Financial, Inc.	433	22,577
Public Service Enterprise Group, Inc.	588	26,407
Public Storage, REIT	146	28,997
PulteGroup, Inc.	1,526	34,060
PVH Corp.	279	10,502
Qorvo, Inc.(a)	494	39,831
QUALCOMM, Inc.	615	41,605
Quanta Services, Inc.	2,227	70,663
Quest Diagnostics, Inc.	250	20,075
Ralph Lauren Corp.	258	17,242
Raymond James Financial, Inc.	444	28,061
Raytheon Co.	154	20,197
Realty Income Corp. REIT	224	11,169
Regency Centers Corp. REIT	273	10,491
Regeneron Pharmaceuticals, Inc.(a)	91	44,434
Regions Financial Corp.	821	7,364
Republic Services, Inc.	525	39,406
ResMed, Inc.	268	39,474
Robert Half International, Inc.	665	25,104
Rockwell Automation, Inc.	40	6,036
Rollins, Inc.	1,391	50,271
Roper Technologies, Inc.	61	19,020
Ross Stores, Inc.	435	37,832
Royal Caribbean Cruises Ltd.	230	7,399
S&P Global, Inc.	84	20,584
salesforce.com, Inc.(a)	265	38,155
SBA Communications Corp. REIT	59	15,928
Schlumberger Ltd.	1,189	16,040

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Seagate Technology PLC	1,046	$51,045
Sealed Air Corp.	549	13,566
Sempra Energy	145	16,384
ServiceNow, Inc.(a)	147	42,127
Sherwin-Williams Co.	32	14,705
Simon Property Group, Inc., REIT	113	6,199
Skyworks Solutions, Inc.	723	64,622
SL Green Realty Corp. REIT	177	7,629
Snap-on, Inc.	278	30,252
Southern Co.	330	17,866
Southwest Airlines Co.	678	24,144
Stanley Black & Decker, Inc.	273	27,300
Starbucks Corp.	1,386	91,116
State Street Corp.	372	19,816
STERIS PLC	89	12,457
Stryker Corp.	151	25,140
SVB Financial Group(a)	207	31,274
Synchrony Financial	1,094	17,602
Synopsys, Inc.(a)	583	75,085
Sysco Corp.	2,186	99,747
T Rowe Price Group, Inc.	286	27,928
Take-Two Interactive Software, Inc.(a)	656	77,808
Tapestry, Inc.	1,920	24,864
Target Corp.	321	29,843
TE Connectivity Ltd.	486	30,608
TechnipFMC PLC	2,317	15,617
Teleflex, Inc.	57	16,693
Texas Instruments, Inc.	648	64,755
Textron, Inc.	937	24,990
Thermo Fisher Scientific, Inc.	120	34,032
Tiffany & Co.	378	48,951
TJX Companies, Inc.	812	38,822
T-Mobile US, Inc.(a)	813	68,211
Tractor Supply Co.	323	27,310
Trane Technologies PLC	201	16,601
TransDigm Group, Inc.	32	10,246
Travelers Companies, Inc.	449	44,608
Truist Financial Corp.	240	7,402
Twitter, Inc.(a)	1,347	33,082
Tyson Foods, Inc., Class A	1,386	80,208
UDR, Inc., REIT	664	24,263
Ulta Salon Cosmetics & Fragrance, Inc.(a)	235	41,289
Under Armour, Inc., Class A(a)	1,295	11,927
Under Armour, Inc., Class C(a)	1,409	11,357
Union Pacific Corp.	74	10,437
United Airlines Holdings, Inc.(a)	426	13,440
United Parcel Service, Inc., Class B	248	23,168
United Rentals, Inc.(a)	188	19,345
United Technologies Corp.	202	19,055
UnitedHealth Group, Inc.	233	58,106
Universal Health Services, Inc., Class B	377	37,353
Unum Group	1,384	20,774
Security Description	Shares	Value
US Bancorp	225	$7,751
Valero Energy Corp.	977	44,317
Varian Medical Systems, Inc.(a)	74	7,597
Ventas, Inc., REIT	981	26,291
VeriSign, Inc.(a)	317	57,089
Verisk Analytics, Inc.	155	21,604
Verizon Communications, Inc.	1,018	54,697
Vertex Pharmaceuticals, Inc.(a)	173	41,165
VF Corp.	653	35,314
ViacomCBS, Inc., Class B	1,268	17,765
Visa, Inc., Class A	78	12,567
Vornado Realty Trust, REIT	258	9,342
Vulcan Materials Co.	289	31,232
Walgreens Boots Alliance, Inc.	2,828	129,381
Walmart, Inc.	1,526	173,384
Walt Disney Co.	327	31,588
Waste Management, Inc.	402	37,209
Waters Corp.(a)	182	33,133
WEC Energy Group, Inc.	386	34,018
Wells Fargo & Co.	574	16,474
Welltower, Inc., REIT	682	31,222
Western Digital Corp.	1,122	46,698
Western Union Co.	1,541	27,938
Westinghouse Air Brake Technologies Corp.	283	13,621
Westrock Co.	511	14,441
Weyerhaeuser Co. REIT	1,407	23,849
Whirlpool Corp.	204	17,503
Williams Companies, Inc.	3,611	51,096
Willis Towers Watson PLC	92	15,626
WR Berkley Corp.	871	45,440
WW Grainger, Inc.	89	22,116
Wynn Resorts Ltd.	213	12,820
Xcel Energy, Inc.	339	20,442
Xerox Holdings Corp.(a)	3,332	63,108
Xilinx, Inc.	283	22,057
Xylem, Inc.	391	25,466
Yum! Brands, Inc.	1,843	126,301
Zebra Technologies Corp., Class A(a)	85	15,606
Zimmer Biomet Holdings, Inc.	205	20,721
Zions Bancorp NA	1,586	42,441
Zoetis, Inc.	278	32,718
TOTAL COMMON STOCK (Cost $22,519,591)		$17,738,556
MUTUAL FUNDS—0.7%
Invesco S&P 500 Equal Weight ETF	1,580	132,752
INVESTMENTS IN COMMON STOCK—99.3% (Cost $22,632,830)		17,871,308
OTHER ASSETS IN EXCESS OF LIABILITIES—0.7%		128,075
NET ASSETS—100.0%		$17,999,383

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

(a)	Non-income producing security.

ETF=Exchange Traded Fund
PLC=Public Limited Company
REIT=Real Estate Investment Trust
The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stock	$17,738,556	$—	$—	$17,738,556
Mutual Funds	132,752	—	—	132,752

Syntax Stratified LargeCap ETF
Schedule of Investments (continued)
March 31, 2020 (Unaudited)

INDUSTRY BREAKDOWN
AS OF March 31, 2020*
INDUSTRY	PERCENTAGE OF NET ASSETS
Business Software for Specific Uses	4.0%
Branded Pharmaceuticals	3.8
Processed Foods	3.7
Food Distributors	3.6
Restaurants	2.9
Internet Services and Websites	2.7
Transaction Services	2.4
Commercial Hardware	2.4
Electric Competitive	2.3
Telecommunication Networks	2.2
Electric Regulated	2.1
Investment Services	2.1
Content Providers	2.1
Downstream Energy	2.1
Commercial Insurance	2.1
Rental	2.1
End User Hardware	2.1
Management and IT Services	2.0
Consumer Insurance	1.7
Specialty Services	1.7
Midstream and Gas	1.7
Diversified Household and Personal Products	1.7
Primary Foods	1.7
Healthcare Insurance	1.7
Alcohol and Tobacco	1.7
Upstream Energy	1.6
Semiconductor Services and Equipment	1.6
Distribution Services	1.6
Home Office and Consumer Equipment Retail	1.6
Digital Integrated Circuits	1.5
Information and Electrical Components	1.5
Operators and Developers	1.5
Drugstores	1.5
Analog and Mixed Signal Integrated Circuits	1.4
Home Office and Consumer Equipment Manufacture	1.3
Personal Products	1.3
Mechanical Components	1.3
Diversified Drugs and Devices	1.3
Healthcare Products Distribution	1.3
Other Natural Resources	1.3
Capital Markets	1.3
Healthcare Providers and Facilities	1.2
Medical Devices	1.2
Hospital Equipment	1.2
Chemicals	1.1
Medical Research Services and Equipment	1.1
Transport Aerospace and Defense Equipment	1.1
Transportation Services	1.1
Non Real Estate Banking	1.1
INDUSTRY	PERCENTAGE OF NET ASSETS
Auto Products	1.1%
Accessories and Footwear	1.0
Metals	1.0
Operating Systems and Middleware	0.9
Industrial Conglomerates	0.9
Production Equipment	0.8
Apparel Retailers	0.7
Consumer Paper Products	0.6
Branded Apparel	0.5
Real Estate Banking	0.3
Business Software for Specific Industries	0.2
Other Assets and ETFs in Excess of Liabilities	1.4
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Syntax Stratified LargeCap ETF
Notes to Schedule of Investments
March 31, 2020 (Unaudited)

Investment Valuation
The following methodologies are used to determine the market value or fair value of investments.
Market Value: Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
Fair Valuation: Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Quoted prices in active markets for identical investments
•	Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020 is disclosed in the Fund’s respective Schedule of Investments.
Other information regarding the Fund is available on the Fund's website at www.syntaxadvisors.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.